BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2013
BALANCE SHEET DETAILS
BALANCE SHEET DETAILS

NOTE 5—BALANCE SHEET DETAILS

        The following tables provide details of selected balance sheet items:

	December 31, 2013	December 31, 2012
	(in thousands)
Inventories:
Raw materials	$3,225	$3,833
Work in process	1,344	2,574
Finished goods(1)	18,786	19,621

Total Inventory	$23,355	$26,028

(1)
Includes finished goods at customer sites of approximately $14.7 million and $14.4 million at December 31, 2013 and 2012, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer.

	December 31, 2013	December 31, 2012
	(in thousands)
Prepaids and other current assets
Prepaid-Tax	$4,894	$8,517
Advance to Suppliers	223	3,064
Deferred Taxes—Current	3,534	3,493
Other Receivable(1)	8,579	9,890
Prepaid others	4,322	2,190

Total Prepaids and other current assets	$21,552	$27,154

(1)
The other receivable balance includes loans of approximately $5.6 million and $4.0 million as of December 31, 2013 and December 31, 2012, respectively, made to ESA Cultural Investment (Hong Kong) limited ("borrower" or ESA), a movie investment company with its operations located in Beijing. The Company signed the loan agreement to for a total amount of $5.6 million in the fourth quarter of 2012, and $4 million was drawdown in the fourth quarter of 2012 and the remaining in the first quarter of 2013. The loan bears interest at 20% per annum and matured on December 31, 2013. However, as of December 31, 2013, the Company has not received any repayment. The Company has performed an assessment on the need for a provision and due to communications and negotiations with the borrower has concluded that the loans will be collectible, therefore, the Company agreed to extend the maturity date on50% of the loan, or $2.8 million, to June 30, 2014, with the other half extended to December 31, 2014.

	December 31, 2013	December 31, 2012
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$6,009	$9,992
Automobiles	2,129	2,055
Software	7,191	28,542
Computer, Equipment and Furniture	53,085	69,523
Others	93	804

Total	68,507	110,916

Less: accumulated depreciation	(63,736)	(102,050)

Total Property, plant and equipment, net	$4,771	$8,866

        During 2012, in connection with the IPTV divestiture (See Note 3—Divestiture) and the deconsolidation of iTV (See Note 6—Cash, Cash equivalents and Investments), the Company derecognized property, plant and equipment of $9.1 million with accumulated depreciation of $8.2 million and $2.0 million with accumulated depreciation of $0.6 million, respectively. Additionally, the Company wrote off $41.7 million with accumulated depreciation of $41.7 million and $45.3 million with accumulated depreciation of $45.2 million of fully depreciated property, plant and equipment in the years 2013 and 2012, respectively. Further in 2013, there was $1.7 million of accelerated depreciation related to the early termination of a lease on the Hangzhou facility and $0.3 million accelerated depreciation as a result of combining back office functions in Beijing to our facilities in Hangzhou as part of a cost reduction initiative in 2013. Included in the $45.3 million assets written off in 2012 was $0.9 million in accelerated amortization of Beijing Office leasehold improvements due to early termination of that lease.

	December 31, 2013	December 31, 2012
	(in thousands)
Other current liabilities:
Accrued contract costs	$3,175	$4,325
Accrued payroll and compensation	8,136	7,341
Warranty costs	617	1,329
Accrued professional fees	1,946	2,103
Accrued other taxes	2,722	4,219
Other	5,834	6,883

Total other current liabilities	$22,430	$26,200

	December 31, 2013	December 31, 2012
	(in thousands)
Other long-term liabilities
Non Current Income Tax Payable	$13,606	$16,128
Non Current Deferred Tax Liability	37	133
Non Current Deferred Rent	475	878
Others	2,668	3,798

Total other long-term liabilities	$16,786	$20,937